Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Secheudle of Effective Tax Rate

The effective tax rate for the year ended December 31, 2017 and 2016 was nil. A reconciliation between the Company’s actual provision for income taxes and the provision at the statutory rate is as follow:

	December 31, 2017	December 31, 2016
(Loss) income before income tax expense	$(130,320)	(101,993)
Computed tax expense (benefit) with statutory tax rate	25.0%	25.0%
Tax effect of non-deductible expenses	0.0%	0.0%
Changes in valuation allowance	(25.0)%	(25.0)%
Total income tax expense	0%	0%

Schedule of Income Tax Expenses

Loss before income tax of $130,320 and $101,993 for years ended December 31, 2016 and 2017 respectively, were attributed to operations in China. The income tax expenses consisted of the following:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Loss before income tax	$(130,320)	$(101,993)
Temporary difference	-	-
Permanent difference	-	-
Taxable loss	$(130,320)	$(101,993)
China Enterprise Income Tax Rate	25%	25%
Net Operating Loss	(32,580)	(25,498)
Less: Valuation allowance	32,580	25,498
Income tax expenses	$-	$-

Tang Dynasty Investment Group Limited [Member]
Secheudle of Effective Tax Rate

The effective tax rate for the year ended December 31, 2017 was nil. A reconciliation between the Company’s actual provision for income taxes and the provision at the statutory rate is as follow:

December 31, 2017
(Loss) income before income tax expense	$(515,402)
Computed tax expense (benefit) with statutory tax rate	16.5%
Impact of different tax rates in other jurisdictions	2.0%
Tax effect of non-deductible expenses	(0.0)%
Changes in valuation allowance	(18.5)%
Effective tax rate	0.0%

Schedule of Income Tax Expenses

Loss before income tax of $515,402 for year ended December 31, 2017 was attributed to operations in Hong Kong and China. The income tax expenses consisted of the following:

December 31, 2017

Loss before income tax	$(515,402)
Temporary difference	-
Permanent difference	-
Taxable loss	$(515,402)

Net Operating Loss (tax effected)	96,458
Less: Valuation allowance	(96,458)
Total	$-